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J. Neil McMurdie
Senior Counsel
(860) 580-2824
Fax: (860) 580-4844
neil.mcmurdie@us.ing.com

April 11, 2011

BY EDGARLINK

U.S. Securities and Exchange Commission
100 F Street, NE
Washington, DC 20549

Re: Security Life of Denver Insurance Company
Security Life Separate Account L1
Post-Effective Amendment No. 6 to Registration Statement on Form N-6
Prospectus Title: ING VUL-CV
File Nos.: 333-147534 and 811-08292

Ladies and Gentlemen:

On behalf of Security Life of Denver Insurance Company (the "Company") and its Security Life Separate Account L1 (the "Account") and under the Securities Act of 1933, as amended (the "1933 Act"), and the Investment Company Act of 1940, as amended (the "1940 Act"), we are submitting for filing a Registration Statement on Form N-6 with respect to flexible premium adjustable variable universal life insurance policies (the "Policies") offered by the Company through the Account.

The purpose of this filing is to:

  Update financial information for the Company and the Account;

  Update underlying funds information;

  Make certain nonmaterial changes to the prospectus in order to clarify disclosure; and

  Respond to the following comments received from Mr. Jeffrey Foor, Senior Counsel, Office of Insurance Products, during a telephone conversation on April 4 2011.

COMMENT 1. The cover of the prospectus refers to and “accelerated benefit lien” and it is unclear until much later in the prospectus what this relates to. Accordingly, please enhance the disclosure on the cover to better explain what this lien relates to and where more information can be found.

Windsor Site	ING North America Insurance Corporation
One Orange Way, C2N
Windsor, CT 06095-4774

Securities and Exchange Commission

RESPONSE TO COMMENT 1: The accelerated benefit lien results from the provisions of the Accelerated Benefit Rider, which is a rider benefit that automatically comes with each policy. Pursuant to this rider, under certain circumstances the policy owner can accelerate payment of a portion of the eligible death benefit that would otherwise be payable upon the insured person’s death. The terms and conditions of the Accelerated Benefit Rider, including the accelerated benefit lien, are disclosed on pages 53 through page 55.

To enhance the disclosure on the cover of the prospectus to better explain what the accelerated benefit lien relates to, as requested, we have revised the second to last bullet under “Death Benefit Proceeds” to read as follows (changes are marked):

  [Death Proceeds] Are equal to the Total Death Benefit minus any outstanding Loan Amount, any unpaid fees and charges and any accelerated benefit lien ~~including accrued lien interest~~ assessed under the terms of the Accelerated Benefit Rider. See Accelerated Benefit Rider, page 53, for further information about the effect of any accelerated benefit lien upon the Death Benefit Proceeds.

COMMENT 2. Please provide a plain English definition of the parenthetical “(if your policy is in corridor)” as found in the Partial Withdrawals section of the summary on page 5.

RESPONSE TO COMMENT 2: A complete definition of “in corridor” is included in the Partial Withdrawals section of the prospectus on page 66. Because that section and page number are referred to in the summary and the definition does not lead itself to inclusion in a summary section, we have chosen to delete the phrase from the summary. Accordingly, the first bulleted phrase in that summary section now reads as follows (changes are marked):

  After the first policy year, you may take up to 12 partial withdrawals each policy year. In certain circumstances ~~(if your policy is “in corridor”)~~ you may take partial withdrawals during the first policy year.

COMMENT 3. Please explain why any accelerated benefit lien interest, as described in the “Accelerated Benefit Rider” section, is not reflected in the “Fees and Charges” tables.

RESPONSE TO COMMENT 3: To more accurately reflect all of the costs associated with the Accelerated Benefit Rider in the Fees and Charges tables, we have moved the description of the Accelerated Benefit Rider Administrative Charge from the “Transaction Fees and Charges” table to the renamed “Rider Fees and Charges” tables section. Additionally, we have added a new row of information about the Accelerated Benefit Lien Interest to that table. The reorganized disclosures now read as follows:

Rider Fees and Charges. The following tables describe the charges or costs associated with each of the rider benefits. See Rider Fees and Charges, page 33.

Accelerated Benefit Rider
Charge	When	Maximum Amount
Accelerated Benefit	· On the date the	· $300.00 per acceleration request.
Rider Administrative	acceleration request is
Charge	processed.

Accelerated Benefit	· Interest on the amount	· The greater of:
Lien Interest Charge	of the lien accrues	> The current yield on 90 day treasury bills; or
	daily and is added to	> The current maximum statutory adjustable
	the amount of the lien.	policy loan interest rate.

Securities and Exchange Commission

Additionally, to make sure our presentation of the costs associated with rider benefits is consistent and located together, we have also moved the disclosure of the Overloan Lapse Protection Rider transaction charge from the “Transaction Fees and Charges” table to the “Rider Fees and Charges” tables section. That new table reads as follows:

Overloan Lapse Protection Rider
Charge	When Deducted	Maximum Amount Deducted
Overloan Lapse	· On the monthly	· 3.50% of the Account Value. [1]
Protection Rider	processing date on or
Charge	next following the date
we receive your
request to exercise this
rider’s benefit.

1

The Account Value is equal to the sum of the value or amounts allocated to the Subaccounts of the Separate Account, amounts allocated to the Guaranteed Interest Division and any amounts set aside in the Loan Division.

COMMENT 4. Please supplement the disclosures about the draftbook feature to describe how the beneficiary may request payment of the Death Benefit Proceeds by check rather than through the draftbook.

RESPONSE TO COMMENT 4: We have added the following new paragraph to the end of the “Transaction Processing” section on page 82 and to the end of the “Settlement Options” section on page 85:

You may request that the Death Benefit Proceeds be paid by check rather than through the draftbook feature described above by notifying us at the ING Customer Service Center address shown on page 2 of this prospectus.

COMMENT 5. Please clarify the relationship between the “Terms to Understand” section on page 2 and the “Glossary of Important Terms” in Appendix C.

RESPONSE TO COMMENT 5: The two sections are meant to compliment each other, with page references to where the listed terms are defined and discussed more fully up front on page 2, with Appendix C containing the definitions all in one location. Not all of the important terms (which are capitalized throughout the document) are included in the Terms to Understand on page 2. To make this clear we have amended the text right after the table to read as follows (changes are marked):

Additionally, see Appendix C for a glossary of these and other important terms used throughout this prospectus.

Additionally, we have amended the text at the beginning of Appendix C to cross-reference to the “Terms to Understand” section on page 2 as follows (changes are marked):

This glossary identifies some of the important terms that we have used throughout this prospectus and that have special meaning. See also the “Terms to Understand” section on page 2 of the prospectus, which provides page references to where many of the terms are defined and discussed more fully.

Securities and Exchange Commission

As counsel to the Company and the Account, I have reviewed the enclosed Post-Effective Amendment No. 6 which is being filed under Rule 485(b) of the 1933 Act. Pursuant to Rule 485(b)(4), I hereby represent that the enclosed Post-Effective Amendment No. 6 does not contain any disclosure which would render it ineligible to become effective under Rule 485(b)(1) of the 1933 Act.

It is proposed that this Registration Statement become effective on April 29, 2011.

If you have any questions, please call me at 860-580-2824.

Sincerely,

/s/ J. Neil McMurdie
J. Neil McMurdie